Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 845
Gains/(losses) recorded in income	(15)
Gains/(losses) recorded in OCI	11
Purchases/ Issuances	(86)
Sales/ Settlements	(103)
Transfers into/out of Level 3	(34)
Fair value, ending balance	790	$ 845
Change in unrealized gains/(losses)recorded in income for instruments still held	(15)
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	16
Sales/ Settlements	(2)
Fair value, ending balance	14	16
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	41	28
Gains/(losses) recorded in income	(27)	2
Gains/(losses) recorded in OCI	0	0
Purchases/ Issuances	1
Sales/ Settlements	(2)
Transfers into/out of Level 3	(4)	11
Fair value, ending balance	9	41
Change in unrealized gains/(losses)recorded in income for instruments still held	(27)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	18	20
Sales/ Settlements		2
Fair value, ending balance	18	18
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	18
Fair value, ending balance	18	18
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	770	750
Gains/(losses) recorded in income	12	9
Gains/(losses) recorded in OCI	11
Purchases/ Issuances	85	70
Sales/ Settlements	(99)	39
Transfers into/out of Level 3	(30)	(20)
Fair value, ending balance	749	770
Change in unrealized gains/(losses)recorded in income for instruments still held	12
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	48
Gains/(losses) recorded in OCI	(1)
Sales/ Settlements	(9)
Transfers into/out of Level 3	(7)
Fair value, ending balance	31	48
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	13
Gains/(losses) recorded in OCI	4
Fair value, ending balance	17	13
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	709
Gains/(losses) recorded in income	12
Gains/(losses) recorded in OCI	8
Purchases/ Issuances	85
Sales/ Settlements	(90)
Transfers into/out of Level 3	(23)
Fair value, ending balance	701	709
Change in unrealized gains/(losses)recorded in income for instruments still held	12
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	112
Gains/(losses) recorded in income	(54)
Purchases/ Issuances	4
Sales/ Settlements	(16)
Fair value, ending balance	46	112
Change in unrealized gains/(losses)recorded in income for instruments still held	(54)
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	8
Gains/(losses) recorded in income	(4)
Transfers into/out of Level 3	(2)
Fair value, ending balance	2	8
Change in unrealized gains/(losses)recorded in income for instruments still held	(4)
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	16	11
Purchases/ Issuances		5
Fair value, ending balance		16
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(74)
Gains/(losses) recorded in income	31
Gains/(losses) recorded in OCI	0
Purchases/ Issuances	(3)
Sales/ Settlements	14
Fair value, ending balance	(32)	(74)
Change in unrealized gains/(losses)recorded in income for instruments still held	31
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(5)
Gains/(losses) recorded in OCI	0
Transfers into/out of Level 3	(2)
Fair value, ending balance	$ (7)	$ (5)